OTHER RESERVES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
OTHER RESERVES

18 OTHER RESERVES

18.1 Capital reserve

The capital reserve of $5,126,150 arose from the recapitalization of the Group with the Company’s share capital issued as part of the Recapitalization and the impact of the Share Subdivision. This reserve ensures that the total shareholders equity both pre- and post- Recapitalization and the Share Subdivision remains the same as that of the DSL Group immediately before the Recapitalization and Share Subdivision.

18.2 Warrant reserve

Private warrants

In May 2024, the Group completed the Capital Raise with its immediate holding company, Rhino Venture. As part of this transaction, DSL allotted 5,086 ordinary shares and 10,172 DSL Private Warrants to Rhino Venture, with an exercise price of $2,512 per warrant. If fully exercised, the DSL Private Warrants will result in the issuance of such number of ordinary shares equal to 51% of the total issued and outstanding shares of the Company at the time of exercise. For partial exercise, the number of shares to be issued will be determined on a prorated basis at the time of exercise.

Following the Recapitalization in July 2024, the DSL Private Warrants were cancelled and the Company issued 4,170,520 Private Warrants as a replacement with an exercise price of $6.13. The Private Warrants were issued on identical terms and with the same economic benefits as the DSL Private Warrants. Post the completion of the Restructuring, there was no change to the economic position of the shareholders or warrant holders.

Both the Private Warrants and the DSL Private Warrants (collectively, “Both Private Warrants”) are classified as an equity instrument on the basis that they do not include contractual obligation to deliver cash to the warrant holder, and Both Private Warrants meet the fixed-for-fixed condition by preserving the relative economic interests of both the warrant holder and the Company’s shareholders. The DSL Private Warrants were initially recognized at their fair value on the date of issuance and no subsequent remeasurement is required. The binomial option-pricing model was used to determine the fair value of the DSL Private Warrants, with key inputs and assumption set out as follow:

Grant date	May 28, 2024
Time to expiry (year)	3.00
Spot price (pre-recapitalization)	$2,252
Risk-free rate	4.75%
Dividend yield	0.00%
Volatility	41.33%

Given the Private Warrants were issued as a replacement on identical terms, no additional valuation or remeasurement was required. No Private Warrants had been exercised since the date of issuance.

IPO warrants

On January 23, 2025, the Company issued Rhino Ventures the warrants identified below in connection with the IPO. The IPO Warrants are classified as an equity instrument on the basis that they do not include contractual obligation to deliver cash to the warrant holder, and the IPO Warrants meet the fixed-for-fixed condition by preserving the relative economic interests of both the warrant holder and the Company’s shareholders. The IPO Warrants were initially recognized at their fair value on the date of issuance and no subsequent remeasurement is required.

	Pre-Stock Bonus		Post-Stock Bonus
Tranche	Number of Warrants	Exercise Price (per share)	Number of Warrants	Exercise Price (per share)	Expiration Date	Duration from January 23, 2025
1	2,250,000	$5.13	N/A	N/A	July 23, 2025	6 months
2	2,250,000	$6.15	18,000,000	$0.77	October 23, 2025	9 months
3	2,250,000	$7.18	18,000,000	$0.09	January 23, 2026	12 months
4	2,250,000	$8.20	18,000,000	$1.03	April 23, 2026	15 months
5	2,250,000	$10.25	18,000,000	$1.28	July 23, 2026	18 months
6	2,250,000	$12.30	18,000,000	$1.54	January 23, 2027	24 months

*	Tranche 1 of the IPO Warrants were exercised before the Stock Bonus.

The binomial option-pricing model was used to determine the fair value of the IPO Warrants, with key inputs and assumptions set out as follow:

Tranche	1	2	3	4	5	6
Time to expiry (year)	0.50	0.75	1.00	1.25	1.50	2.00
Closing spot price on January 23, 2025	$12.75	$12.75	$12.75	$12.75	$12.75	$12.75
Risk-free rate	4.27%	4.23%	4.18%	4.21%	4.23%	4.29%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	30.66%	32.79%	33.25%	32.83%	32.81%	33.05%

On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants, with an exercise price of $5.13 per share, to purchase 2,250,000 Ordinary Shares. The total exercise price of US$11,542,500 has been delivered in full to the Company.

Subsequently, on October 23, 2025, Rhino Ventures exercised the tranche 2 of the IPO Warrants, with an exercise price of $0.77 per share, to purchase 18,000,000 Ordinary Shares. The total exercise price of US$13,837,500 has been delivered in full to the Company.

18.3 Share option reserve

The share option reserve comprises of the fair value of share option awards that have yet to vest or to be exercised.

18.4 Exchange reserve

Exchange reserve comprises all foreign exchange differences arising from the translation of the financial statement of foreign operation.

18.5 Accumulated losses

Accumulated losses are the cumulative net loss of the Group sustained by the business.